Revenue from contracts with customers - Summary of the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 133,900	€ 86,291	€ 44,249
Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34,968	22,930	14,162
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	98,932	63,361	30,087
Charging sessions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,347	26,108	14,879
Service revenue from the sale of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,585	37,253	15,207
Service revenue from installation services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,630	19,516	12,313
Service revenue from operation and maintenance of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,230	3,414	1,850
Service revenue from consulting services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 3,108	€ 0	€ 0